Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Total Revenue	$ 31,304	$ 70,903
Subscription and License [Member]
Product Information [Line Items]
Total Revenue	27,804	54,483
Training and Education [Member]
Product Information [Line Items]
Total Revenue	$ 3,500	$ 16,420